Fair Values of Assets and Liabilities - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[1]	$ 90,838	$ 85,992
Mortgage loans held for sale		2,353	2,251
Mortgage servicing rights		3,159	3,369	$ 3,377	$ 3,755
Derivative assets netting		(3,151)	(2,979)
Time deposits		718	5,754
Long-term debt		1,414	391
Derivative liabilities netting		(3,392)	(2,949)
Equity investments without readily determinable fair values		203	159
Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		90,838	85,992
Mortgage loans held for sale		2,353	2,251
Mortgage servicing rights		3,159	3,369
Derivative assets netting		(3,151)	(2,979)
Derivative assets		3,701	3,458
Other assets		2,785	2,189
Total assets		102,836	97,259
Time deposits		718	5,754
Long-term debt		1,414	391
Derivative liabilities netting		(3,392)	(2,949)
Derivative liabilities		3,400	5,211
Short-term borrowings and other liabilities		2,513	1,935
Total liabilities		8,045	13,291
U.S. Treasury and agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		28,770	28,387
U.S. Treasury and agencies | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		28,770	28,387
Residential mortgage-backed securities | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		38,010	33,281
Residential mortgage-backed securities | Agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		38,010	33,281
Commercial mortgage-backed securities | Agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		7,742	7,351
Commercial mortgage-backed securities | Agency | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		7,742	7,351
Commercial mortgage-backed securities | Non-agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		7	6
Commercial mortgage-backed securities | Non-agency | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		7	6
Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6,527	7,165
Asset-backed securities | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6,527	7,165
Obligations of state and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		9,514	9,552
Obligations of state and political subdivisions | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		9,514	9,552
Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		268	250
Other | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		268	250
Level 1 | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		24,038	23,891
Mortgage loans held for sale		0	0
Mortgage servicing rights		0	0
Derivative assets before netting		147	27
Other assets		524	420
Total assets		24,709	24,338
Time deposits		0	0
Long-term debt		0	0
Derivative liabilities before netting		72	27
Short-term borrowings and other liabilities		717	475
Total liabilities		789	502
Level 1 | U.S. Treasury and agencies | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		24,038	23,891
Level 1 | Residential mortgage-backed securities | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Level 1 | Commercial mortgage-backed securities | Agency | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Level 1 | Commercial mortgage-backed securities | Non-agency | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Level 1 | Asset-backed securities | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Level 1 | Obligations of state and political subdivisions | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Level 1 | Other | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Level 2 | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		66,800	62,101
Mortgage loans held for sale		2,353	2,251
Mortgage servicing rights		0	0
Derivative assets before netting		4,735	5,208
Other assets		2,261	1,769
Total assets		76,149	71,329
Time deposits		718	5,754
Long-term debt		1,414	391
Derivative liabilities before netting		4,538	5,131
Short-term borrowings and other liabilities		1,796	1,460
Total liabilities		8,466	12,736
Level 2 | U.S. Treasury and agencies | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		4,732	4,496
Level 2 | Residential mortgage-backed securities | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		38,010	33,281
Level 2 | Commercial mortgage-backed securities | Agency | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		7,742	7,351
Level 2 | Commercial mortgage-backed securities | Non-agency | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		7	6
Level 2 | Asset-backed securities | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6,527	7,165
Level 2 | Obligations of state and political subdivisions | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		9,514	9,552
Level 2 | Other | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		268	250
Level 3 | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Mortgage loans held for sale		0	0
Mortgage servicing rights		3,159	3,369
Derivative assets before netting		1,970	1,202
Other assets		0	0
Total assets		5,129	4,571
Time deposits		0	0
Long-term debt		0	0
Derivative liabilities before netting		2,182	3,002
Short-term borrowings and other liabilities		0	0
Total liabilities		2,182	3,002
Level 3 | U.S. Treasury and agencies | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Level 3 | Residential mortgage-backed securities | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Level 3 | Commercial mortgage-backed securities | Agency | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Level 3 | Commercial mortgage-backed securities | Non-agency | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Level 3 | Asset-backed securities | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Level 3 | Obligations of state and political subdivisions | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Level 3 | Other | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		$ 0	$ 0

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.